Thornburg Investment Management

SUPPLEMENT DATED APRIL 9, 2008 TO THORNBURG FUNDS PROSPECTUS DATED FEBRUARY 1, 2008

The following revisions are made to the Thornburg Funds Prospectus dated February 1, 2008:

On page 5, footnote 3 under the Annual Fund Operating Expenses table for Thornburg Limited Term Municipal Fund is deleted and replaced with the following:

(3) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class C expenses do not exceed 1.24%. Waiver of fees and reimbursement of expenses may be terminated at any time.

On page 7, footnote 3 under the Annual Fund Operating Expenses table for Thornburg California Limited Term Municipal Fund is deleted and replaced with the following:

(3) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class A expenses do not exceed 0.99% and actual Class C expenses do not exceed 1.24%. Waiver of fees and reimbursement of expenses may be terminated at any time.

On page 9, the parenthetical footnote reference number 3 is deleted from the last line of the "Class A" column in the Annual Fund Operating Expenses table for Thornburg Intermediate Municipal Fund. Also on page 9, footnote 3 under Thornburg Intermediate Municipal Fund's Annual Fund Operating Expenses table is deleted and replaced with the following:

(3) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class C expenses do not exceed 1.24%. Waiver of fees and reimbursement of expenses may be terminated at any time.

On page 11, the parenthetical footnote reference number 2 is deleted from the last line of the "Class A" column in the Annual Fund Operating Expenses table for Thornburg New Mexico Intermediate Municipal Fund. Also on page 11, footnote 2 under Thornburg New Mexico Intermediate Municipal Fund's Annual Fund Operating Expenses table is deleted and replaced with the following:

(2) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class D expenses do not exceed 1.24%. Waiver of fees and reimbursement of expenses may be terminated at any time.

On page 15, the parenthetical footnote reference number 4 is deleted from the last line of the "Class A" column in the Annual Fund Operating Expenses table for Thornburg Limited Term U.S. Government Fund. Also on page 15, footnote 4 under Thornburg Limited Term U.S. Government Fund's Annual Fund Operating Expenses table is deleted and replaced with the following:

(4) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class B expenses do not exceed 2.50% and actual Class C expenses do not exceed 1.24%. Waiver of fees and reimbursement of expenses may be terminated at any time.

On page 23, footnote 4 under Thornburg Core Growth Fund's Annual Fund Operating Expenses table is deleted in its entirety, as are the parenthetical references to footnote 4 in the last line of Thornburg Core Growth Fund's Annual Fund Operating Expenses table.

On page 25, footnote 4 under the Annual Fund Operating Expenses table for Thornburg Investment Income Builder Fund is deleted and replaced with the following:

(4) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class C expenses do not exceed 1.90%. Waiver of fees and reimbursement of expenses may be terminated at any time.

On page 27, footnote 4 under Thornburg Global Opportunities Fund's Annual Fund Operating Expenses table is deleted in its entirety, as are the parenthetical references to footnote 4 in the last line of Thornburg Global Opportunities Fund's Annual Fund Operating Expenses table.

On page 29, footnote 4 under the Annual Fund Operating Expenses table for Thornburg International Growth Fund is deleted and replaced with the following:

(4) Thornburg Investment Management, Inc. and Thornburg Securities Corporation intend to waive fees and reimburse expenses so that actual Class A expenses are no higher than 1.63% and actual Class C expenses are no higher than 2.38%. Waiver of fees and reimbursement of expenses may be terminated at any time.


Thornburg Investment Management

SUPPLEMENT DATED APRIL 9, 2008 TO THORNBURG FUNDS INSTITUTIONAL CLASS SHARES PROSPECTUS DATED FEBRUARY 1, 2008

The following revisions are made to the Thornburg Funds Institutional Class Shares Prospectus dated February 1, 2008:

On page 7, footnote 1 under the Annual Fund Operating Expenses table for Thornburg California Limited Term Municipal Fund is deleted and replaced with the following:

(1) Thornburg Investment Management, Inc. intends to waive fees and reimburse expenses so that actual expenses do not exceed 0.67%. Waiver of fees and reimbursement of expenses may be terminated at any time.

On page 11, footnote 1 under Thornburg New Mexico Intermediate Municipal Fund's Annual Fund Operating Expenses table is deleted in its entirety, as is the parenthetical reference to footnote 1 in the last line of Thornburg New Mexico Intermediate Municipal Fund's Annual Fund Operating Expenses table.

On page 17, footnote 2 under Thornburg Value Fund's Annual Fund Operating Expenses table is deleted in its entirety, as is the parenthetical reference to footnote 2 in the last line of Thornburg Value Fund's Annual Fund Operating Expenses table.

On page 21, footnote 2 under Thornburg Core Growth Fund's Annual Fund Operating Expenses table is deleted in its entirety, as is the parenthetical reference to footnote 2 in the last line of Thornburg Core Growth Fund's Annual Fund Operating Expenses table.

On page 23, footnote 2 under Thornburg Investment Income Builder Fund's Annual Fund Operating Expenses table is deleted in its entirety, as is the parenthetical reference to footnote 2 in the last line of Thornburg Investment Income Builder Fund's Annual Fund Operating Expenses table.